OMB APPROVAL
OMB Number:	3235-0578
Expires:	January 31, 2016
Estimated average burden
hours per response:	10.5

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06463

AIM International Mutual Funds

(Invesco International Mutual Funds)

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Address of principal executive offices) (Zip code)

Philip A. Taylor 11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 10/31

Date of reporting period: 1/31/15

Item 1. Schedule of Investments.

Invesco Asia Pacific Growth Fund
Quarterly Schedule of Portfolio Holdings January 31, 2015

invesco.com/us	APG-QTR-1 01/15	Invesco Advisers, Inc.

Schedule of Investments

January 31, 2015

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–88.08%

Australia–9.63%

Amcor Ltd.	2,314,103	$22,840,115
BHP Billiton Ltd.	250,383	5,786,525
Brambles Ltd.	1,999,681	16,371,617
Coca-Cola Amatil Ltd.	1,834,175	13,768,477
Computershare Ltd.	1,718,271	15,434,386
CSL Ltd.	299,670	20,400,536
		94,601,656

China–22.15%

Baidu, Inc. -ADR(a)	95,250	20,756,880
Belle International Holdings Ltd.	17,728,000	20,007,628
China Mobile Ltd.	1,176,500	15,412,294
CNOOC Ltd.	6,306,500	8,371,421
Golden Eagle Retail Group Ltd.	8,179,000	9,759,136
Industrial & Commercial Bank of China Ltd. -Class H	46,778,000	33,527,945
Lee & Man Paper Manufacturing Ltd.	48,019,000	25,195,479
Minth Group Ltd.	12,376,000	25,727,881
NetEase, Inc. -ADR	133,038	14,534,402
Stella International Holdings Ltd.	9,714,500	25,610,881
Want Want China Holdings Ltd.	15,515,000	18,577,408
		217,481,355

Hong Kong–12.29%

Cheung Kong (Holdings) Ltd.	1,553,000	29,457,951
First Pacific Co. Ltd.	10,676,000	10,831,045
Galaxy Entertainment Group Ltd.	1,584,000	8,287,355
Hongkong Land Holdings Ltd.	4,528,000	33,552,480
Hutchison Whampoa Ltd.	2,928,000	38,534,322
		120,663,153

Indonesia–8.70%

PT Bank Central Asia Tbk	16,130,700	16,981,174
PT Bank Mandiri Persero Tbk	29,566,300	25,530,295
PT Indocement Tunggal Prakarsa Tbk	2,270,500	4,105,532
PT Perusahaan Gas Negara Persero Tbk	43,562,300	17,334,078
PT Summarecon Agung Tbk	31,738,800	4,111,654
PT Telekomunikasi Indonesia Persero Tbk	78,138,200	17,380,465
		85,443,198

Malaysia–4.28%

Kossan Rubber Industries Berhad	14,088,800	20,218,789
Public Bank Berhad	4,361,800	21,799,987
		42,018,776

Philippines–9.87%

Ayala Corp.	287,540	4,717,540
Energy Development Corp.	89,841,450	17,328,776
First Gen Corp.	19,370,389	13,656,271
GMA Holdings, Inc. -PDR	43,821,100	5,950,364

	Shares	Value

Philippines–(continued)

Metro Pacific Investments Corp.	141,160,000	$16,543,812
Philippine Long Distance Telephone Co.	294,470	19,803,703
SM Investments Corp.	497,181	10,438,537
SM Prime Holdings Inc.	20,117,500	8,455,347
		96,894,350

Singapore–7.98%

Avago Technologies Ltd.	230,371	23,700,568
Keppel Corp. Ltd.	2,312,200	14,842,954
Keppel REIT	20,195,000	18,436,447
United Overseas Bank Ltd.	1,253,000	21,414,015
		78,393,984

South Korea–2.86%

Hyundai Department Store Co., Ltd.	112,311	12,220,674
Samsung Electronics Co., Ltd.	12,851	15,882,902
		28,103,576

Taiwan–2.79%

Taiwan Semiconductor Manufacturing Co. Ltd.	6,163,464	27,356,267

Thailand–7.53%

Kasikornbank PCL	4,804,900	32,819,163
Major Cineplex Group PCL	20,521,500	16,939,695
Siam Commercial Bank PCL (The)	3,326,300	18,171,242
Thai Stanley Electric PCL	960,700	5,987,205
		73,917,305
Total Common Stocks & Other Equity Interests (Cost $647,727,984)		864,873,620

Money Market Funds–9.45%

Liquid Assets Portfolio –Institutional Class (b)	46,383,316	46,383,316
Premier Portfolio –Institutional Class (b)	46,383,315	46,383,315
Total Money Market Funds (Cost $92,766,631)		92,766,631
TOTAL INVESTMENTS–97.53% (Cost $740,494,615)		957,640,251
OTHER ASSETS LESS LIABILITIES–2.47%		24,266,770
NET ASSETS–100.00%		$981,907,021

Investment Abbreviations:

ADR	—American Depositary Receipt
PDR	—Philippine Depositary Receipt
REIT	—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco Asia Pacific Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings

January 31, 2015

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and ask prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Invesco Asia Pacific Growth Fund

A.	Security Valuations – (continued)

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis or through forward foreign currency contracts to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed

Invesco Asia Pacific Growth Fund

E.	Forward Foreign Currency Contracts – (continued)

upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of January 31, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the three months ended January 31, 2015, there were transfers from Level 1 to Level 2 of $236,220,097 and from Level 2 to Level 1 of $40,236,433, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total

Australia	$—	$94,601,656	$—	$94,601,656

China	45,050,418	172,430,937	—	217,481,355

Hong Kong	33,552,480	87,110,673	—	120,663,153

Indonesia	—	85,443,198	—	85,443,198

Malaysia	21,799,987	20,218,789	—	42,018,776

Philippines	36,150,447	60,743,903	—	96,894,350

Singapore	42,137,015	36,256,969	—	78,393,984

South Korea	—	28,103,576	—	28,103,576

Taiwan	—	27,356,267	—	27,356,267

Thailand	16,939,695	56,977,610	—	73,917,305

United States	92,766,631	—	—	92,766,631

Total Investments	$288,396,673	$669,243,578	$—	$957,640,251

Invesco Asia Pacific Growth Fund

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2015 was $37,944,213 and $6,897,087, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$238,734,331

Aggregate unrealized (depreciation) of investment securities	(22,164,642)

Net unrealized appreciation of investment securities	$216,569,689

Cost of investments for tax purposes is $741,070,562.

Invesco Asia Pacific Growth Fund

Invesco European Growth Fund Quarterly Schedule of Portfolio Holdings January 31, 2015

invesco.com/us	EGR-QTR-1 01/15	Invesco Advisers, Inc.

Schedule of Investments

January 31, 2015

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–94.23%

Belgium–1.59%

Anheuser-Busch InBev N.V.	180,163	$22,007,451

Denmark–2.34%

Carlsberg AS -Class B	243,930	17,928,167
Novo Nordisk AS -Class B	325,940	14,579,320
		32,507,487

France–6.09%

Bollore S.A.	2,464,200	10,617,666
Metropole Television S.A.	407,516	7,452,506
Publicis Groupe S.A.	385,588	28,908,677
Schneider Electric S.E.	257,466	19,398,776
Vicat S.A.	256,660	18,074,408
		84,452,033

Germany–13.00%

adidas AG	173,650	12,006,977
Allianz S.E.	125,070	20,690,580
Deutsche Boerse AG	453,500	34,862,314
GEA Group AG	422,938	19,233,888
MorphoSys AG (a)	330,115	28,350,276
MTU Aero Engines AG	223,860	20,522,791
ProSiebenSat.1 Media AG	427,755	19,015,506
SAP S.E.	389,720	25,480,595
		180,162,927

Ireland–3.85%

DCC PLC	681,736	36,146,194
Shire PLC	235,518	17,217,801
		53,363,995

Israel–0.69%

Israel Chemicals Ltd.	1,323,862	9,528,841

Italy–2.84%

Ansaldo STS S.p.A.	715,137	7,186,681
Danieli & C. Officine Meccaniche S.p.A. -Savings Shares	1,109,202	18,199,343
Prada S.p.A.	2,392,500	13,988,833
		39,374,857

Netherlands–0.44%

Aalberts Industries N.V.	213,139	6,152,593

Norway–1.45%

Petroleum Geo-Services ASA	1,286,911	7,020,991
Prosafe S.E.	4,929,845	13,144,133
		20,165,124

Russia–1.03%

Sberbank of Russia -Preference Shares(a)	22,605,635	14,352,612

	Shares	Value

Spain–0.84%

Construcciones y Auxiliar de Ferrocarriles S.A.	34,764	$11,662,284

Sweden–5.33%

Getinge AB -Class B	335,639	8,272,466
Intrum Justitia AB	827,756	22,011,817
Investor AB -Class B	598,385	21,764,703
Telefonaktiebolaget LM Ericsson -Class B	1,798,738	21,848,611
		73,897,597

Switzerland–11.86%

ABB Ltd.	981,963	18,809,705
Aryzta AG	267,249	20,124,435
Julius Baer Group Ltd.	502,100	20,456,133
Kuoni Reisen Holding AG	66,248	22,219,736
Novartis AG	95,773	9,337,080
Roche Holding AG	73,053	19,733,305
Syngenta AG	60,391	19,653,482
Tecan Group AG	105,086	10,613,881
UBS Group AG	1,397,578	23,422,330
		164,370,087

Turkey–3.15%

Haci Omer Sabanci Holding A.S.	8,101,545	34,203,170
Tupras-Turkiye Petrol Rafinerileri A.S.	436,527	9,469,244
		43,672,414

Turkmenistan–1.89%

Dragon Oil PLC	3,124,791	26,165,409

United Kingdom–37.84%

Aberdeen Asset Management PLC	3,727,225	24,495,229
Amlin PLC	1,782,194	13,069,616
British American Tobacco PLC	525,134	29,563,123
Centrica PLC	2,565,407	11,328,647
Compass Group PLC	1,241,130	21,487,216
Halma PLC	1,116,661	11,691,315
HomeServe PLC	2,201,991	11,172,409
IG Group Holdings PLC	3,194,258	34,701,116
Informa PLC	2,792,356	21,487,201
John Wood Group PLC	2,295,120	19,658,753
Jupiter Fund Management PLC.	2,667,666	15,169,892
Kingfisher PLC	3,666,464	18,903,788
Lancashire Holdings Ltd.	1,171,980	10,776,052
Micro Focus International PLC	1,410,849	22,353,734
Next PLC	122,438	13,321,394
Reed Elsevier PLC	1,695,629	29,483,457
Royal Dutch Shell PLC -Class B	561,016	17,859,813
Savills PLC	1,423,820	15,625,937
Sky PLC	3,345,864	46,700,932
Smith & Nephew PLC	845,553	15,120,732
Smiths Group PLC	1,087,602	18,407,441
UBM PLC	1,081,397	8,601,899

See accompanying notes which are an integral part of this schedule.

Invesco European Growth Fund

	Shares	Value

United Kingdom–(continued)

Ultra Electronics Holdings PLC	690,708	$18,162,157
Unilever N.V.	396,906	17,250,264
William Hill PLC	4,133,916	23,447,973
WPP PLC	1,574,632	34,711,204
		524,551,294
Total Common Stocks & Other Equity Interests (Cost $1,135,434,074)		1,306,387,005

Money Market Funds–4.97%

Liquid Assets Portfolio –Institutional Class (b)	34,451,088	34,451,088
Premier Portfolio –Institutional Class (b)	34,451,088	34,451,088
Total Money Market Funds (Cost $68,902,176)		68,902,176
TOTAL INVESTMENTS–99.20% (Cost $1,204,336,250)		1,375,289,181
OTHER ASSETS LESS LIABILITIES–0.80%		11,057,125
NET ASSETS–100.00%		$1,386,346,306

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco European Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings

January 31, 2015

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and ask prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco European Growth Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis or through forward foreign currency contracts to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign

Invesco European Growth Fund

E.	Forward Foreign Currency Contracts – (continued)

currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of January 31, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the three months ended January 31, 2015, there were transfers from Level 1 to Level 2 of $304,371,656 and from Level 2 to Level 1 of $80,561,738, due to foreign fair value adjustments.

Invesco European Growth Fund

	Level 1	Level 2	Level 3	Total
Belgium	$22,007,451	$—	$—	$22,007,451
Denmark	—	32,507,487	—	32,507,487
France	18,074,408	66,377,625	—	84,452,033
Germany	180,162,927	—	—	180,162,927
Ireland	17,217,801	36,146,194	—	53,363,995
Israel	9,528,841	—	—	9,528,841
Italy	18,199,343	21,175,514	—	39,374,857
Netherlands	—	6,152,593	—	6,152,593
Norway	—	20,165,124	—	20,165,124
Russia	—	14,352,612	—	14,352,612
Spain	—	11,662,284	—	11,662,284
Sweden	—	73,897,597	—	73,897,597
Switzerland	76,380,382	87,989,705	—	164,370,087
Turkey	—	43,672,414	—	43,672,414
Turkmenistan	—	26,165,409	—	26,165,409
United Kingdom	33,129,786	491,421,508	—	524,551,294
United States	68,902,176	—	—	68,902,176
Total Investments	$443,603,115	$931,686,066	$—	$1,375,289,181

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2015 was $25,941,410 and $248,853,047, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$266,188,941
Aggregate unrealized (depreciation) of investment securities	(101,010,715)
Net unrealized appreciation of investment securities	$165,178,226
Cost of investments for tax purposes is $1,210,110,955.

Invesco European Growth Fund

Invesco Global Growth Fund
Quarterly Schedule of Portfolio Holdings January 31, 2015

invesco.com/us	GLG-QTR-1 01/15	Invesco Advisers, Inc.

Schedule of Investments

January 31, 2015

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–95.64%

Australia–1.74%

Amcor Ltd.	406,588	$4,013,009
Brambles Ltd.	233,798	1,914,131
		5,927,140

Belgium–1.12%

Anheuser-Busch InBev N.V.	31,215	3,813,006

Brazil–4.64%

Banco Bradesco S.A. -ADR	387,684	4,838,296
BM&FBOVESPA S.A.	1,440,631	4,886,407
BRF S.A.	124,541	2,988,539
Cielo S.A.	205,864	3,069,276
		15,782,518

Canada–3.85%

Cenovus Energy Inc.	94,284	1,786,238
CGI Group Inc. -Class A (a)	120,809	4,787,669
Encana Corp.	168,135	2,056,527
Suncor Energy, Inc.	150,245	4,481,925
		13,112,359

China–4.71%

Baidu, Inc. -ADR(a)	19,498	4,249,004
Great Wall Motor Co. Ltd. -Class H	972,000	5,540,055
Industrial & Commercial Bank of China Ltd. -Class H	4,366,000	3,129,313
NetEase, Inc. -ADR	28,610	3,125,643
		16,044,015

Denmark–2.12%

Carlsberg AS -Class B	58,476	4,297,821
Novo Nordisk AS -Class B	65,048	2,909,602
		7,207,423

France–1.65%

Publicis Groupe S.A.	35,775	2,682,158
Schneider Electric S.E.	39,089	2,945,161
		5,627,319

Germany–4.04%

adidas AG	29,857	2,064,453
Deutsche Boerse AG	53,263	4,094,535
ProSiebenSat.1 Media AG	81,264	3,612,526
SAP S.E.	60,661	3,966,125
		13,737,639

Hong Kong–2.62%

Galaxy Entertainment Group Ltd.	692,000	3,620,486
Hutchison Whampoa Ltd.	403,000	5,303,734
		8,924,220

	Shares	Value

Indonesia–1.16%

PT Bank Mandiri Persero Tbk	4,554,000	$3,932,347

Israel–2.97%

Check Point Software Technologies Ltd. (a)	38,215	2,949,052
Teva Pharmaceutical Industries Ltd. -ADR	125,821	7,154,182
		10,103,234

Italy–0.74%

Prada S.p.A.	430,200	2,515,359

Japan–4.89%

FANUC Corp.	18,800	3,157,227
Japan Tobacco, Inc.	115,700	3,143,586
Keyence Corp.	3,500	1,629,342
Komatsu Ltd.	108,500	2,133,661
Toyota Motor Corp.	63,900	4,113,781
Yahoo Japan Corp.	729,000	2,459,085
		16,636,682

Mexico–0.83%

Fomento Economico Mexicano, S.A.B. de C.V. -ADR(a)	1,814	151,578
Grupo Televisa S.A.B. -ADR(a)	82,216	2,681,064
		2,832,642

Singapore–2.62%

Avago Technologies Ltd.	48,254	4,964,371
United Overseas Bank Ltd.	231,000	3,947,835
		8,912,206

South Korea–1.20%

Samsung Electronics Co., Ltd.	3,295	4,072,380

Spain–0.86%

Amadeus IT Holding S.A. -Class A	72,915	2,922,466

Sweden–1.66%

Getinge AB -Class B	76,814	1,893,228
Telefonaktiebolaget LM Ericsson -Class B	310,231	3,768,262
		5,661,490

Switzerland–5.33%

ABB Ltd.	187,656	3,594,590
Julius Baer Group Ltd.	62,226	2,535,159
Novartis AG	23,455	2,286,670
Roche Holding AG	13,277	3,586,425
Syngenta AG	10,473	3,408,304
UBS Group AG	162,901	2,730,095
		18,141,243

Taiwan–1.51%

Taiwan Semiconductor Manufacturing Co. Ltd.	1,159,428	5,146,071

See accompanying notes which are an integral part of this schedule.

Invesco Global Growth Fund

	Shares	Value

Thailand–1.24%

Kasikornbank PCL -NVDR	625,100	$4,221,315

Turkey–0.71%

Akbank T.A.S.	657,357	2,400,093

United Kingdom–11.43%

Aberdeen Asset Management PLC	489,604	3,217,665
British American Tobacco PLC	54,684	3,078,509
Compass Group PLC	156,341	2,706,673
Kingfisher PLC	659,064	3,398,044
Next PLC	24,690	2,686,300
Reed Elsevier PLC	252,082	4,383,181
Royal Dutch Shell PLC -Class B	84,874	2,701,944
Sky PLC	379,405	5,295,663
Smith & Nephew PLC	183,176	3,275,673
Unilever N.V.	63,894	2,776,951
WPP PLC	243,865	5,375,762
		38,896,365

United States–32.00%

Aon PLC	26,823	2,415,411
Apple Inc.	62,639	7,338,785
Cadence Design Systems, Inc. (a)	239,865	4,315,171
California Resources Corp. (a)	13,679	70,036
Cameron International Corp. (a)	69,917	3,130,883
Cardinal Health, Inc.	21,596	1,796,571
Celgene Corp. (a)	32,773	3,905,231
Cisco Systems, Inc.	190,313	5,017,602
Citrix Systems, Inc. (a)	54,773	3,245,848
Comcast Corp. -Class A	83,185	4,420,867
DIRECTV (a)	42,085	3,589,009
Discovery Communications, Inc. -Class A (a)	100,205	2,904,442
Dollar General Corp. (a)	59,848	4,013,407
EMC Corp.	206,861	5,363,906
Expedia, Inc.	55,619	4,779,341
Express Scripts Holding Co. (a)	56,706	4,576,741
First Republic Bank	51,254	2,609,854
Garmin Ltd.	43,237	2,263,889
Gilead Sciences, Inc. (a)	69,252	7,259,687
Google Inc. -Class A (a)	4,753	2,554,975
Google Inc. -Class C (a)	4,753	2,540,574
Ingersoll-Rand PLC	66,320	4,403,648
JPMorgan Chase & Co.	69,291	3,768,045
Las Vegas Sands Corp.	16,103	875,520
Macy’s, Inc.	65,219	4,166,190
Microsoft Corp.	80,659	3,258,624
Newell Rubbermaid Inc.	110,979	4,091,796
Occidental Petroleum Corp.	38,557	3,084,560
Scripps Networks Interactive Inc. -Class A	30,496	2,167,961
Urban Outfitters, Inc. (a)	142,012	4,950,538
		108,879,112
Total Common Stocks & Other Equity Interests (Cost $237,520,363)		325,448,644

	Shares	Value

Money Market Funds–4.07%

Liquid Assets Portfolio –Institutional Class (b)	6,926,013	$6,926,013
Premier Portfolio –Institutional Class (b)	6,926,014	6,926,014
Total Money Market Funds (Cost $13,852,027)		13,852,027
TOTAL INVESTMENTS–99.71% (Cost $251,372,390)		339,300,671
OTHER ASSETS LESS LIABILITIES–0.29%		991,159
NET ASSETS–100.00%		$340,291,830

Investment Abbreviations:

ADR	—American Depositary Receipt
NVDR	—Non-Voting Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco Global Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings

January 31, 2015

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and ask prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Global Growth Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis or through forward foreign currency contracts to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign

Invesco Global Growth Fund

E.	Forward Foreign Currency Contracts – (continued)

currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of January 31, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the three months ended January 31, 2015, there were transfers from Level 1 to Level 2 of $29,587,165 and from Level 2 to Level 1 of $7,425,532, due to foreign fair value adjustments.

Invesco Global Growth Fund

	Level 1	Level 2	Level 3	Total
Australia	$—	$5,927,140	$—	$5,927,140
Belgium	3,813,006	—	—	3,813,006
Brazil	15,782,518	—	—	15,782,518
Canada	13,112,359	—	—	13,112,359
China	7,374,647	8,669,368	—	16,044,015
Denmark	—	7,207,423	—	7,207,423
France	—	5,627,319	—	5,627,319
Germany	13,737,639	—	—	13,737,639
Hong Kong	—	8,924,220	—	8,924,220
Indonesia	—	3,932,347	—	3,932,347
Israel	10,103,234	—	—	10,103,234
Italy	—	2,515,359	—	2,515,359
Japan	—	16,636,682	—	16,636,682
Mexico	2,832,642	—	—	2,832,642
Singapore	4,964,371	3,947,835	—	8,912,206
South Korea	—	4,072,380	—	4,072,380
Spain	—	2,922,466	—	2,922,466
Sweden	—	5,661,490	—	5,661,490
Switzerland	2,730,095	15,411,148	—	18,141,243
Taiwan	—	5,146,071	—	5,146,071
Thailand	—	4,221,315	—	4,221,315
Turkey	—	2,400,093	—	2,400,093
United Kingdom	—	38,896,365	—	38,896,365
United States	122,731,139	—	—	122,731,139
Total Investments	$197,181,650	$142,119,021	$—	$339,300,671

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2015 was $7,949,631 and $18,230,929, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$97,458,674
Aggregate unrealized (depreciation) of investment securities	(9,746,856)
Net unrealized appreciation of investment securities	$87,711,818
Cost of investments for tax purposes is $251,588,853.

Invesco Global Growth Fund

Invesco Global Opportunities Fund
Quarterly Schedule of Portfolio Holdings January 31, 2015

invesco.com/us	GLOPP-QTR-1 01/15	Invesco Advisers, Inc.

Schedule of Investments

January 31, 2015

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–115.88%

Brazil–1.66%

EZ Tec Empreendimentos e Participacoes S.A.	34,400	$211,562

Cambodia–2.30%

NagaCorp Ltd.	376,000	294,532

China–2.59%

NetEase, Inc. -ADR	3,033	331,355

France–3.93%

Airbus Group N.V.	9,444	502,896

Germany–8.40%

Beiersdorf AG	6,796	597,464
Continental AG	1,361	308,663
SAP S.E.	2,565	167,704
		1,073,831

Hong Kong–6.24%

Hutchison Whampoa Ltd.	27,000	355,337
Standard Chartered PLC	33,100	442,627
		797,964

Norway–3.61%

Statoil ASA	27,661	461,314

South Korea–2.88%

Samsung Electronics Co., Ltd.	298	368,307

Spain–1.24%

Mediaset Espana Comunicacion S.A. (a)	13,001	158,376

Switzerland–4.56%

Holcim Ltd.	6,797	475,641
Novartis AG	1,098	107,046
		582,687

United Kingdom–29.67%

Booker Group PLC	392,944	884,760
British American Tobacco PLC	9,126	513,760
DS Smith PLC	85,215	405,809
HSBC Holdings PLC	29,200	271,994
International Consolidated Airlines Group S.A. (a)	6,510	53,261
Rio Tinto Ltd.	7,281	322,893
Rolls-Royce Holdings PLC	29,406	394,834
Tesco PLC	96,117	325,352
Thomas Cook Group PLC (a)	322,447	620,641
		3,793,304

United States–48.80%

Citigroup Inc.	17,162	805,756

	Shares	Value

United States–(continued)

First Republic Bank	15,711	$800,004
Google Inc. -Class A (a)	423	227,384
Google Inc. -Class C (a)	280	149,666
J. C. Penney Co., Inc. (a)	44,030	320,098
JPMorgan Chase & Co.	11,881	646,089
Las Vegas Sands Corp.	6,662	362,213
MasterCard, Inc. -Class A	12,458	1,021,929
McGraw Hill Financial, Inc.	6,180	552,739
Mead Johnson Nutrition Co.	3,112	306,501
Samsonite International S.A.	76,200	230,320
United Technologies Corp.	3,484	399,893
WESCO International, Inc. (a)	6,246	416,983
		6,239,575
TOTAL INVESTMENTS–115.88% (Cost $14,657,400)		14,815,703
OTHER ASSETS LESS LIABILITIES–(15.88)%		(2,030,057)
NET ASSETS–100.00%		$12,785,646

Investment Abbreviations:

ADR	—American Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.

See accompanying notes which are an integral part of this schedule.

Invesco Global Opportunities Fund

Notes to Quarterly Schedule of Portfolio Holdings

January 31, 2015

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and ask prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Global Opportunities Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis or through forward foreign currency contracts to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed

Invesco Global Opportunities Fund

E.	Forward Foreign Currency Contracts – (continued)

upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of January 31, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the three months ended January 31, 2015, there were transfers from Level 1 to Level 2 of $649,869 and from Level 2 to Level 1 of $1,279,594, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Brazil	$211,562	$—	$—	$211,562
Cambodia	—	294,532	—	294,532
China	331,355	—	—	331,355
France	—	502,896	—	502,896
Germany	1,073,831	—	—	1,073,831
Hong Kong	—	797,964	—	797,964
Norway	—	461,314	—	461,314
South Korea	—	368,307	—	368,307
Spain	—	158,376	—	158,376
Switzerland	—	582,687	—	582,687
United Kingdom	1,604,946	2,188,358	—	3,793,304
United States	6,009,255	230,320	—	6,239,575
Total Investments	$9,230,949	$5,584,754	$—	$14,815,703

Invesco Global Opportunities Fund

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2015 was $1,799,722 and $3,095,171, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$698,069
Aggregate unrealized (depreciation) of investment securities	(843,963)
Net unrealized appreciation (depreciation) of investment securities	$(145,894)
Cost of investments for tax purposes is $14,961,597.

Invesco Global Opportunities Fund

Invesco Global Small & Mid Cap Growth Fund
Quarterly Schedule of Portfolio Holdings January 31, 2015

invesco.com/us	GSMG-QTR-1 01/15	Invesco Advisers, Inc.

Schedule of Investments

January 31, 2015

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–93.12%

Australia–1.06%

Computershare Ltd.	706,036	$6,341,975

Brazil–6.67%

BR Malls Participacoes S.A.	960,400	5,451,896
CETIP S.A. - Mercados Organizados	1,048,865	13,468,038
Cielo S.A.	946,452	14,110,880
Duratex S.A.	2,525,713	6,994,688
		40,025,502

Canada–6.77%

Fairfax Financial Holdings Ltd.	20,671	10,982,231
MacDonald, Dettwiler and Associates Ltd.	35,900	2,637,470
Onex Corp.	182,223	10,003,978
Open Text Corp.	90,310	5,122,187
Paramount Resources Ltd. -Class A (a)	267,039	5,992,351
Precision Drilling Corp.	348,455	1,779,987
TransForce, Inc.	180,000	4,085,951
		40,604,155

China–2.33%

Lee & Man Paper Manufacturing Ltd.	12,159,000	6,379,804
NetEase, Inc. -ADR	69,458	7,588,287
		13,968,091

France–0.79%

Bollore S.A.	1,096,700	4,725,426

Germany–4.80%

Deutsche Boerse AG	151,855	11,673,686
MorphoSys AG (a)	157,821	13,553,668
MTU Aero Engines AG	39,000	3,575,399
		28,802,753

Hong Kong–2.25%

Hongkong Land Holdings Ltd.	1,820,000	13,486,200

Indonesia–1.15%

PT Perusahaan Gas Negara Persero Tbk	17,335,000	6,897,850

Ireland–3.59%

DCC PLC	308,961	16,381,362
Shire PLC	70,296	5,139,066
		21,520,428

Israel–0.75%

Israel Chemicals Ltd.	624,624	4,495,894

Japan–2.93%

EXEDY Corp.	339,300	7,453,677
THK Co., Ltd.	417,300	10,155,341
		17,609,018

	Shares	Value

Netherlands–1.03%

NXP Semiconductors N.V. (a)	78,045	$6,192,090

Norway–1.28%

Petroleum Geo-Services ASA	673,101	3,672,232
Prosafe S.E.	1,504,155	4,010,433
		7,682,665

Philippines–2.17%

Ayala Corp.	197,389	3,238,473
Energy Development Corp.	50,672,100	9,773,723
		13,012,196

Switzerland–2.24%

Aryzta AG	112,518	8,472,851
Tecan Group AG	49,036	4,952,727
		13,425,578

Thailand–2.10%

Siam Commercial Bank PCL (The)	2,302,100	12,576,140

Turkey–2.56%

Haci Omer Sabanci Holding A.S.	1,770,697	7,475,543
Tupras-Turkiye Petrol Rafinerileri A.S.	363,635	7,888,055
		15,363,598

Turkmenistan–1.35%

Dragon Oil PLC	968,085	8,106,251

United Kingdom–17.23%

Aberdeen Asset Management PLC	611,000	4,015,477
Compass Group PLC	340,574	5,896,229
HomeServe PLC	1,650,642	8,374,988
IG Group Holdings PLC	1,623,859	17,640,942
Informa PLC	1,064,791	8,193,575
John Wood Group PLC	680,000	5,824,511
Jupiter Fund Management PLC.	958,750	5,452,007
Lancashire Holdings Ltd.	637,330	5,860,084
Micro Focus International PLC	861,607	13,651,449
Savills PLC	548,358	6,018,041
Smiths Group PLC	396,534	6,711,257
UBM PLC	374,848	2,981,703
Ultra Electronics Holdings PLC	266,074	6,996,412
William Hill PLC	1,019,541	5,782,935
		103,399,610

United States–30.07%

Actavis PLC (a)	18,353	4,891,809
Advance Auto Parts, Inc.	15,091	2,399,469
Alliance Data Systems Corp. (a)	10,675	3,083,260
Ameriprise Financial, Inc.	37,183	4,645,644
Amphenol Corp. -Class A	83,250	4,471,358
B/E Aerospace, Inc. (a)	40,228	2,346,499
Brunswick Corp.	94,316	5,119,472
Burlington Stores, Inc. (a)	37,918	1,891,729

See accompanying notes which are an integral part of this schedule.

Invesco Global Small & Mid Cap Growth Fund

	Shares	Value

United States–(continued)

Cadence Design Systems, Inc. (a)	254,268	$4,574,281
Carlisle Cos. Inc.	47,105	4,224,376
Cavium Inc. (a)	73,190	4,304,304
Cimarex Energy Co.	16,236	1,675,555
Cinemark Holdings, Inc.	108,002	4,014,434
Cognex Corp. (a)	69,425	2,551,369
Concho Resources Inc. (a)	35,624	3,948,920
Constellation Brands, Inc. -Class A (a)	28,163	3,110,603
Delta Air Lines, Inc.	51,117	2,418,345
EQT Corp.	22,612	1,683,237
Flowserve Corp.	40,577	2,211,041
Harman International Industries, Inc.	42,057	5,451,849
IHS Inc. -Class A (a)	35,609	4,099,664
Illumina, Inc. (a)	23,009	4,491,127
Integrated Device Technology, Inc. (a)	242,181	4,429,491
KAR Auction Services Inc.	91,882	3,134,095
Kroger Co. (The)	65,545	4,525,882
L Brands, Inc.	36,326	3,074,269
Lazard Ltd. -Class A	88,355	4,046,659
Lennox International Inc.	39,419	3,875,282
LinkedIn Corp. -Class A (a)	13,333	2,996,458
Mead Johnson Nutrition Co.	54,901	5,407,200
Medivation Inc. (a)	36,796	4,004,141
O’Reilly Automotive, Inc. (a)	11,010	2,062,834
Omnicare, Inc.	86,498	6,485,620
Palo Alto Networks, Inc. (a)	52,317	6,612,346
Pioneer Natural Resources Co.	20,895	3,145,324
PPG Industries, Inc.	29,168	6,500,964
Realogy Holdings Corp. (a)	38,978	1,812,477
Royal Caribbean Cruises Ltd.	36,103	2,727,582
SBA Communications Corp. -Class A (a)	41,592	4,853,786
Signet Jewelers Ltd.	39,209	4,748,602
SolarWinds, Inc. (a)	33,554	1,615,625
SVB Financial Group (a)	28,962	3,269,810
Team Health Holdings, Inc. (a)	60,389	3,122,111
Tesla Motors, Inc. (a)	9,332	1,899,995
Tractor Supply Co.	51,272	4,161,748
Under Armour, Inc. -Class A (a)	38,008	2,739,617
United Rentals, Inc. (a)	27,810	2,304,059
Universal Health Services, Inc. -Class B	30,569	3,134,240
VWR Corp. (a)	150,368	3,632,891
Wynn Resorts Ltd.	17,027	2,519,145
		180,450,598
Total Common Stocks & Other Equity Interests (Cost $410,408,711)		558,686,018

	Shares	Value

Money Market Funds–6.74%

Liquid Assets Portfolio –Institutional Class (b)	20,222,477	$20,222,477
Premier Portfolio –Institutional Class (b)	20,222,476	20,222,476
Total Money Market Funds (Cost $40,444,953)		40,444,953
TOTAL INVESTMENTS–99.86% (Cost $450,853,664)		599,130,971
OTHER ASSETS LESS LIABILITIES–0.14%		857,349
NET ASSETS–100.00%		$599,988,320

Investment Abbreviations:

ADR    —American Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco Global Small & Mid Cap Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings

January 31, 2015

(Unaudited)

NOTE 1 — Significant Accounting Policies

A. Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and ask prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Global Small & Mid Cap Growth Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis or through forward foreign currency contracts to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign

Invesco Global Small & Mid Cap Growth Fund

E.	Forward Foreign Currency Contracts – (continued)

currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of January 31, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the three months ended January 31, 2015, there were transfers from Level 1 to Level 2 of $86,699,024 and from Level 2 to Level 1 of $10,355,978, due to foreign fair value adjustments.

Invesco Global Small & Mid Cap Growth Fund

	Level 1	Level 2	Level 3	Total
Australia	$—	$6,341,975	$—	$6,341,975
Brazil	40,025,502	—	—	40,025,502
Canada	40,604,155	—	—	40,604,155
China	7,588,287	6,379,804	—	13,968,091
France	—	4,725,426	—	4,725,426
Germany	28,802,753	—	—	28,802,753
Hong Kong	13,486,200	—	—	13,486,200
Indonesia	—	6,897,850	—	6,897,850
Ireland	5,139,066	16,381,362	—	21,520,428
Israel	4,495,894	—	—	4,495,894
Japan	—	17,609,018	—	17,609,018
Netherlands	6,192,090	—	—	6,192,090
Norway	—	7,682,665	—	7,682,665
Philippines	—	13,012,196	—	13,012,196
Switzerland	13,425,578	—	—	13,425,578
Thailand	—	12,576,140	—	12,576,140
Turkey	—	15,363,598	—	15,363,598
Turkmenistan	—	8,106,251	—	8,106,251
United Kingdom	19,511,533	83,888,077	—	103,399,610
United States	220,895,551	—	—	220,895,551
Total Investments	$400,166,609	$198,964,362	$—	$599,130,971

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2015 was $31,067,196 and $37,549,861, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$176,678,845
Aggregate unrealized (depreciation) of investment securities	(29,349,093)
Net unrealized appreciation of investment securities	$147,329,752
Cost of investments for tax purposes is $451,801,219.

Invesco Global Small & Mid Cap Growth Fund

Invesco International Core Equity Fund
Quarterly Schedule of Portfolio Holdings January 31, 2015

invesco.com/us	I-ICE-QTR-1 01/15	Invesco Advisers, Inc.

Schedule of Investments

January 31, 2015

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–96.58%

Australia–1.41%

Australia and New Zealand Banking Group Ltd.	41,325	$1,053,873
Macquarie Atlas Roads Group	287,944	659,385
		1,713,258

Canada–7.70%

Canadian Natural Resources Ltd.	37,606	1,090,441
Hudson’s Bay Co.	17,943	330,756
Intact Financial Corp.	31,119	2,079,989
Peyto Exploration & Development Corp.	43,200	1,091,476
Suncor Energy, Inc.	61,774	1,842,766
Toronto-Dominion Bank (The)	28,430	1,132,277
Vermilion Energy, Inc.	41,189	1,814,520
		9,382,225

Finland–1.94%

Sampo Oyj -Class A	48,887	2,365,815

France–10.45%

Casino Guichard-Perrachon S.A.	18,985	1,724,320
Danone	39,894	2,685,429
Eiffage S.A.	22,804	1,111,131
Hermes International	734	249,199
LVMH Moet Hennessy Louis Vuitton S.A.	15,049	2,429,848
Orpea	11,015	718,065
Publicis Groupe S.A.	25,478	1,910,161
Rexel S.A.	55,125	1,032,253
Sanofi	9,357	862,007
		12,722,413

Germany–5.23%

Bayer AG	16,168	2,336,257
Daimler AG	12,557	1,141,964
Muenchener Rueckversicherungs-Gesellschaft AG	8,529	1,715,523
SAP S.E.	18,044	1,179,749
		6,373,493

Ireland–1.96%

CRH PLC	37,354	899,706
Shire PLC -ADR	6,807	1,492,503
		2,392,209

Israel–1.90%

Teva Pharmaceutical Industries Ltd. -ADR	40,742	2,316,590

Italy–1.15%

Prada S.p.A.	239,700	1,401,514

Japan–11.62%

Asahi Group Holdings, Ltd.	42,997	1,403,255

	Shares	Value

Japan–(continued)

Daiwa House Industry Co., Ltd.	56,400	$1,039,417
FANUC Corp.	4,400	738,926
KDDI Corp.	21,400	1,509,828
Keyence Corp.	1,000	465,526
Komatsu Ltd.	90,600	1,781,656
Mitsubishi Corp.	95,900	1,674,265
Mitsubishi UFJ Financial Group, Inc.	234,100	1,246,301
Nintendo Co., Ltd.	8,400	810,282
NTT DoCoMo, Inc.	79,100	1,338,432
Sumitomo Corp.	98,800	974,232
Toyota Motor Corp.	18,200	1,171,687
		14,153,807

Netherlands–9.78%

Arcadis N.V.	35,304	1,072,142
Heineken N.V.	26,047	1,942,243
ING Groep N.V. (a)	208,339	2,591,961
Koninklijke Ahold N.V.	69,723	1,260,153
Koninklijke KPN N.V.	375,857	1,162,851
Koninklijke Philips N.V.	71,918	1,987,189
Randstad Holding N.V.	35,781	1,889,576
		11,906,115

Singapore–3.69%

Avago Technologies Ltd.	23,520	2,419,738
DBS Group Holdings Ltd.	142,000	2,068,222
		4,487,960

Sweden–2.85%

SKF AB -Class B	74,513	1,755,779
Svenska Handelsbanken AB -Class A	36,210	1,716,420
		3,472,199

Switzerland–8.56%

ABB Ltd.	138,952	2,661,654
Novartis AG -ADR	22,615	2,202,701
Roche Holding AG	9,176	2,478,650
TE Connectivity Ltd.	20,335	1,350,041
UBS Group AG	103,168	1,729,016
		10,422,062

Taiwan–1.71%

Taiwan Semiconductor Manufacturing Co. Ltd.	468,000	2,077,198

United Kingdom–18.37%

British American Tobacco PLC	30,317	1,706,736
Diageo PLC	88,187	2,612,015
GlaxoSmithKline PLC -ADR	45,028	1,981,232
Imperial Tobacco Group PLC	27,180	1,276,763
Kingfisher PLC	412,962	2,129,176
Liberty Global PLC -Series A (a)	26,998	1,261,346

See accompanying notes which are an integral part of this schedule.

Invesco International Core Equity Fund

	Shares	Value

United Kingdom–(continued)

Liberty Global PLC -Series C (a)	28,321	$1,291,154
Rio Tinto PLC	50,076	2,206,019
Royal Dutch Shell PLC -Class A	43,132	1,319,638
Royal Dutch Shell PLC -Class A -ADR	2,888	177,468
SABMiller PLC	30,270	1,649,097
Sky PLC	101,754	1,420,263
Standard Chartered PLC	80,000	1,067,291
Vodafone Group PLC -ADR	64,751	2,274,703
		22,372,901

United States–8.26%

ACE Ltd.	18,479	1,994,993
Aon PLC	30,263	2,725,183
Eaton Corp. PLC	23,723	1,496,684
ResMed Inc.	36,500	2,280,155
Schlumberger Ltd.	18,975	1,563,350
		10,060,365
Total Common Stocks & Other Equity Interests (Cost $118,659,802)		117,620,124

	Shares	Value

Money Market Funds–2.76%

Liquid Assets Portfolio –Institutional Class (b)	1,680,560	$1,680,560
Premier Portfolio –Institutional Class (b)	1,680,561	1,680,561
Total Money Market Funds (Cost $3,361,121)		3,361,121
TOTAL INVESTMENTS–99.34% (Cost $122,020,923)		120,981,245
OTHER ASSETS LESS LIABILITIES–0.66%		809,253
NET ASSETS–100.00%		$121,790,498

Investment Abbreviations:

ADR    —American Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco International Core Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings

January 31, 2015

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and ask prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco International Core Equity Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis or through forward foreign currency contracts to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign

Invesco International Core Equity Fund

E.	Forward Foreign Currency Contracts – (continued)

currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of January 31, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the three months ended January 31, 2015, there were transfers from Level 1 to Level 2 of $ 7,415,183 and from Level 2 to Level 1 of $ 3,823,790, due to foreign fair value adjustments.

Invesco International Core Equity Fund

	Level 1	Level 2	Level 3	Total
Australia	$—	$1,713,258	$—	$1,713,258
Canada	9,382,225	—	—	9,382,225
Finland	—	2,365,815	—	2,365,815
France	3,652,693	9,069,720	—	12,722,413
Germany	4,037,236	2,336,257	—	6,373,493
Ireland	2,392,209	—	—	2,392,209
Israel	2,316,590	—	—	2,316,590
Italy	—	1,401,514	—	1,401,514
Japan	—	14,153,807	—	14,153,807
Netherlands	—	11,906,115	—	11,906,115
Singapore	2,419,738	2,068,222	—	4,487,960
Sweden	—	3,472,199	—	3,472,199
Switzerland	5,281,758	5,140,304	—	10,422,062
Taiwan	—	2,077,198	—	2,077,198
United Kingdom	9,191,922	13,180,979	—	22,372,901
United States	13,421,486	—	—	13,421,486
Total Investments	$52,095,857	$68,885,388	$—	$120,981,245

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2015 was $21,586,191 and $28,483,840, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$8,431,051
Aggregate unrealized (depreciation) of investment securities	(9,998,283)
Net unrealized appreciation (depreciation) of investment securities	$(1,567,232)
Cost of investments for tax purposes is $122,548,477.

Invesco International Core Equity Fund

Invesco International Growth Fund Quarterly Schedule of Portfolio Holdings January 31, 2015

invesco.com/us	IGR-QTR-1 01/15	Invesco Advisers, Inc.

Schedule of Investments

January 31, 2015

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–92.14%

Australia–3.38%

Amcor Ltd.	14,098,347	$139,150,188
Brambles Ltd.	10,776,899	88,231,706
CSL Ltd.	894,977	60,927,054
		288,308,948

Belgium–1.69%

Anheuser-Busch InBev N.V.	1,182,707	144,471,208

Brazil–4.07%

Banco Bradesco S.A. -ADR	12,092,683	150,916,684
BM&FBOVESPA S.A.	36,253,002	122,964,821
BRF S.A.	3,060,600	73,443,448
		347,324,953

Canada–7.16%

Canadian National Railway Co.	1,217,080	80,199,872
Cenovus Energy Inc.	2,443,041	46,284,138
CGI Group Inc. -Class A (a)	3,871,917	153,444,330
Encana Corp.	5,615,275	68,682,702
Fairfax Financial Holdings Ltd.	183,558	97,521,960
Suncor Energy, Inc.	5,539,119	165,236,214
		611,369,216

China–5.09%

Baidu, Inc. -ADR(a)	733,376	159,817,298
CNOOC Ltd.	24,710,093	32,800,856
Great Wall Motor Co. Ltd. -Class H	26,281,500	149,795,221
Industrial & Commercial Bank of China Ltd. -Class H	127,958,461	91,713,716
		434,127,091

Denmark–2.29%

Carlsberg AS -Class B	1,564,608	114,994,275
Novo Nordisk AS -Class B	1,795,922	80,331,720
		195,325,995

France–3.07%

Publicis Groupe S.A.	2,264,349	169,764,966
Schneider Electric S.E.	1,222,991	92,146,259
		261,911,225

Germany–7.63%

adidas AG	1,024,178	70,816,481
Allianz S.E.	665,002	110,012,611
Deutsche Boerse AG	1,886,239	145,002,548
Deutsche Post AG	2,125,721	69,107,402
ProSiebenSat.1 Media AG	2,489,767	110,680,600
SAP S.E.	2,232,743	145,980,756
		651,600,398

	Shares	Value

Hong Kong–3.55%

Galaxy Entertainment Group Ltd.	22,986,090	$120,261,299
Hutchison Whampoa Ltd.	13,870,590	182,545,689
		302,806,988

Ireland–1.00%

Shire PLC	1,168,201	85,402,612

Israel–2.32%

Teva Pharmaceutical Industries Ltd. -ADR	3,478,886	197,809,458

Japan–7.81%

Denso Corp.	1,301,347	57,525,910
FANUC Corp.	526,812	88,471,555
Japan Tobacco, Inc.	4,293,700	116,660,470
Keyence Corp.	138,327	64,394,853
Komatsu Ltd.	4,470,928	87,921,144
Toyota Motor Corp.	2,713,430	174,686,317
Yahoo Japan Corp.	22,969,800	77,482,423
		667,142,672

Mexico–1.89%

Fomento Economico Mexicano, S.A.B. de C.V. -ADR(a)	611,777	51,120,086
Grupo Televisa S.A.B. -ADR(a)	3,389,877	110,543,889
		161,663,975

Singapore–4.53%

Avago Technologies Ltd.	1,638,552	168,574,230
Keppel Corp. Ltd.	12,241,313	78,581,978
United Overseas Bank Ltd.	8,158,866	139,436,613
		386,592,821

South Korea–1.69%

Hyundai Mobis Co., Ltd. (a)	20,349	4,588,829
Samsung Electronics Co., Ltd.	112,960	139,610,350
		144,199,179

Spain–1.09%

Amadeus IT Holding S.A. -Class A	2,320,051	92,988,678

Sweden–2.59%

Investor AB -Class B	3,478,095	126,506,690
Telefonaktiebolaget LM Ericsson -Class B	7,761,835	94,280,163
		220,786,853

Switzerland–7.23%

ABB Ltd.	5,298,211	101,488,332
Julius Baer Group Ltd.	2,288,966	93,255,116
Novartis AG	676,738	65,976,393
Roche Holding AG	460,014	124,260,424
Syngenta AG	354,082	115,231,477

See accompanying notes which are an integral part of this schedule.

Invesco International Growth Fund

	Shares	Value

Switzerland–(continued)

UBS Group AG	6,970,817	$116,825,519
		617,037,261

Taiwan–1.91%

Taiwan Semiconductor Manufacturing Co. Ltd.	36,792,887	163,303,631

Thailand–1.47%

Kasikornbank PCL -NVDR	18,605,200	125,641,368

Turkey–1.20%

Akbank T.A.S.	28,147,613	102,770,477

United Kingdom–19.48%

Aberdeen Asset Management PLC	14,209,068	93,381,637
British American Tobacco PLC	3,378,033	190,170,901
Centrica PLC	13,703,236	60,512,475
Compass Group PLC	8,057,041	139,488,515
Informa PLC	8,629,264	66,402,252
Kingfisher PLC	22,932,406	118,236,353
Next PLC	728,545	79,266,528
Reed Elsevier PLC	10,962,386	190,613,060

	Shares	Value

United Kingdom–(continued)

Royal Dutch Shell PLC -Class B	3,361,166	$107,001,933
Sky PLC	15,723,410	219,464,361
Smith & Nephew PLC	5,221,031	93,365,892
Unilever N.V.	2,378,790	103,386,587
WPP PLC	9,168,024	202,100,018
		1,663,390,512
Total Common Stocks & Other Equity Interests (Cost $6,227,532,417)		7,865,975,519

Money Market Funds–7.05%

Liquid Assets Portfolio –Institutional Class (b)	300,843,349	300,843,349
Premier Portfolio –Institutional Class (b)	300,843,350	300,843,350
Total Money Market Funds (Cost $601,686,699)		601,686,699
TOTAL INVESTMENTS–99.19% (Cost $6,829,219,116)		8,467,662,218
OTHER ASSETS LESS LIABILITIES–0.81%		69,149,303
NET ASSETS–100.00%		$8,536,811,521

Investment Abbreviations:

ADR	—American Depositary Receipt
NVDR	—Non-Voting Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco International Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings

January 31, 2015

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and ask prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco International Growth Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis or through forward foreign currency contracts to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign

Invesco International Growth Fund

E.	Forward Foreign Currency Contracts – (continued)

currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of January 31, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the three months ended January 31, 2015, there were transfers from Level 1 to Level 2 of $1,108,051,728 and from Level 2 to Level 1 of $255,151,808, due to foreign fair value adjustments.

Invesco International Growth Fund

	Level 1	Level 2	Level 3	Total
Australia	$—	$288,308,948	$—	$288,308,948
Belgium	144,471,208	—	—	144,471,208
Brazil	347,324,953	—	—	347,324,953
Canada	611,369,216	—	—	611,369,216
China	159,817,298	274,309,793	—	434,127,091
Denmark	—	195,325,995	—	195,325,995
France	—	261,911,225	—	261,911,225
Germany	651,600,398	—	—	651,600,398
Hong Kong	—	302,806,988	—	302,806,988
Ireland	85,402,612	—	—	85,402,612
Israel	197,809,458	—	—	197,809,458
Japan	—	667,142,672	—	667,142,672
Mexico	161,663,975	—	—	161,663,975
Singapore	168,574,230	218,018,591	—	386,592,821
South Korea	—	144,199,179	—	144,199,179
Spain	—	92,988,678	—	92,988,678
Sweden	—	220,786,853	—	220,786,853
Switzerland	116,825,519	500,211,742	—	617,037,261
Taiwan	—	163,303,631	—	163,303,631
Thailand	—	125,641,368	—	125,641,368
Turkey	—	102,770,477	—	102,770,477
United Kingdom	—	1,663,390,512	—	1,663,390,512
United States	601,686,699	—	—	601,686,699
Total Investments	$3,246,545,566	$5,221,116,652	$—	$8,467,662,218

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2015 was $502,208,154 and $452,925,138, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$1,873,915,377
Aggregate unrealized (depreciation) of investment securities	(279,670,840)
Net unrealized appreciation of investment securities	$1,594,244,537
Cost of investments for tax purposes is $6,873,417,681.

Invesco International Growth Fund

Invesco Select Opportunities Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2015

invesco.com/us	SOPP-QTR-1 01/15	Invesco Advisers, Inc.

Schedule of Investments

January 31, 2015

(Unaudited)

	Shares	Value

Common Stocks–78.92%

Brazil–6.34%

Arcos Dorados Holdings, Inc. -Class A	173,390	$962,314
CETIP S.A. - Mercados Organizados	171,594	2,203,367
		3,165,681

Canada–2.00%

Martinrea International Inc.	134,283	996,685

China–3.59%

Hollysys Automation Technologies Ltd. (a)	71,193	1,793,352

France–5.07%

Euler Hermes Group	1,153	113,299
Ipsos	38,993	1,017,173
Vicat S.A.	19,935	1,403,855
		2,534,327

Hong Kong–1.02%

Fairwood Holdings Ltd.	203,000	506,957

Ireland–7.66%

DCC PLC	28,201	1,495,240
UDG Healthcare PLC	395,741	2,329,864
		3,825,104

Monaco–1.93%

GasLog Ltd.	55,003	962,002

Netherlands–10.62%

Aalberts Industries N.V.	64,101	1,850,376
Kendrion N.V.	63,535	1,747,120
SBM Offshore N.V. (a)	154,779	1,709,150
		5,306,646

Norway–2.58%

Prosafe S.E.	484,042	1,290,570

United Kingdom–4.04%

Alent PLC	339,590	1,869,374
Charles Taylor PLC	39,867	147,107
		2,016,481

United States–34.07%

Alere, Inc. (a)	51,111	2,079,707
Alliance Data Systems Corp. (a)	2,721	785,907
American Public Education Inc. (a)	34,296	1,151,317
Booz Allen Hamilton Holding Corp.	52,189	1,519,222
Cubic Corp.	26,388	1,379,828
Encore Capital Group, Inc. (a)	59,010	2,196,352
Global Payments Inc.	11,515	1,005,375
ION Geophysical Corp. (a)	82,113	184,754

	Shares	Value

United States–(continued)

Mitel Networks Corp. (a)	210,324	$1,870,650
Performant Financial Corp. (a)	270,598	1,342,166
Rovi Corp. (a)	71,853	1,660,523
Ultra Petroleum Corp. (a)	144,549	1,843,000
		17,018,801
Total Common Stocks (Cost $40,988,767)		39,416,606

Money Market Funds–19.64%

Liquid Assets Portfolio –Institutional Class (b)	4,904,129	4,904,129
Premier Portfolio –Institutional Class (b)	4,904,129	4,904,129
Total Money Market Funds (Cost $9,808,258)		9,808,258
TOTAL INVESTMENTS–98.56% (Cost $50,797,025)		49,224,864
OTHER ASSETS LESS LIABILITIES–1.44%		721,119
NET ASSETS–100.00%		$49,945,983

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco Select Opportunities Fund

Notes to Quarterly Schedule of Portfolio Holdings

January 31, 2015

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and ask prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Select Opportunities Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis or through forward foreign currency contracts to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign

Invesco Select Opportunities Fund

E.	Forward Foreign Currency Contracts – (continued)

currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of January 31, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the three months ended January 31, 2015, there were transfers from Level 1 to Level 2 of $1,290,570 and from Level 2 to Level 1 of $1,860,420, due to foreign fair value adjustments.

Invesco Select Opportunities Fund

	Level 1	Level 2	Level 3	Total
Brazil	$3,165,681	$—	$—	$3,165,681
Canada	996,685	—	—	996,685
China	1,793,352	—	—	1,793,352
France	2,534,327	—	—	2,534,327
Hong Kong	506,957	—	—	506,957
Ireland	2,329,864	1,495,240	—	3,825,104
Monaco	962,002	—	—	962,002
Netherlands	1,747,120	3,559,526	—	5,306,646
Norway	—	1,290,570	—	1,290,570
United Kingdom	2,016,481	—	—	2,016,481
United States	26,827,059	—	—	26,827,059
Total Investments	$42,879,528	$6,345,336	$—	$49,224,864

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased by the Fund during the three months ended January 31, 2015 was $7,155,444. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$3,197,400
Aggregate unrealized (depreciation) of investment securities	(4,769,561)
Net unrealized appreciation (depreciation) of investment securities	$(1,572,161)
Cost of investments is the same for tax and financial reporting purposes.

Invesco Select Opportunities Fund

Item 2.	Controls and Procedures.

(a)	As of February 12, 2015, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of February 12, 2015, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    AIM International Mutual Funds (Invesco International Mutual Funds)

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	April 1, 2015

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	April 1, 2015

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	April 1, 2015

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.